Note 18 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
December 31,
	2022	2021
Current taxes	$–	$–
Deferred taxes	–	–
Net income tax provision (benefit)	$–	$–

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	December 31,
	2022	2021
Federal statutory income tax rate	21.00%	21.00%
State income taxes	0.00%	0.00%
Permanent differences	0.10%	0.10%
Change in effective state income tax rate	0.00%	0.00%
True up prior year tax return	(0.50)%	(0.50)%
Change in valuation allowance	(20.60)%	(20.60)%
Net effective income tax rate	0.00%	0.00%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
	2022	2021
Deferred tax assets:
Federal and state net operating loss carryovers	$8,681,830	$7,575,182
Stock compensation	862,079	2,221,408
Stock-based debt discounts	925,839	–
Goodwill and intangibles	5,197,470	210,959
Reorganization costs	–	28,135
Total deferred tax assets	$15,667,218	$10,035,684

Deferred tax liabilities:
Property and equipment	(149,777)	(279,737)
Unrealized gain on investment in Allied Esports Entertainment, Inc.	–	(2,850,375)
Total deferred liabilities	(149,777)	(3,130,112)

Net deferred tax assets (liabilities)	15,517,441	6,905,572
Less: valuation allowance	(15,517,441)	(6,905,572)
Deferred tax assets (liabilities)	$–	$–